Jacob Internet Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 100.3%	Shares	Value
Arrangement of Transportation of Freight & Cargo - 2.5%
Freightos Ltd. (a)	559,654	$ 1,124,905

Blank Checks - 3.2%
Cantor Equity Partners II, Inc. - Class A (a)(b)	106,500	1,440,413

Business Services - 15.5%
Coinbase Global, Inc. - Class A (a)	11,200	2,117,136
comScore, Inc. (a)	158,250	1,269,165
Grab Holdings Ltd. - Class A (a)	290,000	1,026,600
OptimizeRx Corp. (a)	329,102	1,708,039
Zhihu, Inc. - ADR (a)	255,000	752,250
		6,873,190

Catalog & Mail-Order Houses - 1.5%
Bed Bath & Beyond, Inc. (a)	108,000	662,040

Communications Equipment - 4.0%
Powerfleet, Inc. (a)	455,918	1,782,639

Computer Peripheral Equipment - 1.1%
Identiv, Inc. (a)	115,726	474,477

Computer Processing & Data Preparation - 13.6%
Doximity, Inc. - Class A (a)	69,800	1,493,720
HUYA, Inc. - ADR	143,000	357,500
Nextdoor Holdings, Inc. (a)	800,100	1,688,211
Reddit, Inc. - Class A (a)	9,400	1,654,400
ReposiTrak, Inc. (b)	82,000	847,060
		6,040,891

Computer Programming, Data Processing, Etc. - 15.0%
Braze, Inc. - Class A (a)	55,800	1,430,154
Cloudflare, Inc. - Class A (a)	7,100	1,716,922
MongoDB, Inc. (a)	6,577	2,206,912
Snap, Inc. - Class A (a)	229,100	1,308,161
		6,662,149

Finance Services - 6.9%
Block, Inc. (a)	4,000	302,880
Circle Internet Group, Inc. (a)	19,500	2,203,500
NU Holdings Ltd. - Class A (a)	18,000	236,340
SoFi Technologies, Inc. (a)	17,000	309,740
		3,052,460

Miscellaneous Amusement & Recreation - 5.1%
DraftKings, Inc. - Class A (a)	74,400	1,822,056
Inspired Entertainment, Inc. (a)	56,843	437,691
		2,259,747

Miscellaneous Plastics Products - 2.0%

Lightwave Logic, Inc. (a)	83,000		901,380

Mortgage Bankers & Loan Correspondents - 2.1%
Rocket Cos., Inc. - Class A (a)	65,700		953,307

Patent Owners & Lessors - 1.1%
Immersion Corp.	73,111		473,759

Personal Services - 1.7%
WM Technology, Inc. (a)	1,934,662		769,996

Prepackaged Software - 13.7%
Crowdstrike Holdings, Inc. - Class A (a)	2,000		1,462,000
Robinhood Markets, Inc. - Class A (a)	23,200		2,187,760
Snowflake, Inc. (a)	9,500		2,427,725
			6,077,485

Radio & TV Broadcasting & Communications Equipment - 1.9%
Energous Corp. (a)(b)	30,000		840,000

Real Estate - 7.0%
Porch Group, Inc. (a)	154,300		1,607,806
Zillow Group, Inc. - Class C (a)	42,375		1,483,125
			3,090,931

Semiconductors & Related Devices - 2.4%
Atomera, Inc. (a)(b)	82,000		818,360
Impinj, Inc. (a)	1,570		237,070
			1,055,430
TOTAL COMMON STOCKS (Cost $39,853,053)			44,535,199

WARRANTS - 0.0% (c)	Contracts		Value
Catalog & Mail-Order Houses - 0.0% (c)
Bed Bath & Beyond, Inc., Expires 10/07/2026, Exercise Price $15.50 (a)	8,700		4,885
TOTAL WARRANTS (Cost $0)			4,885

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (d)	3,303,845		3,303,845
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,303,845)			3,303,845

TOTAL INVESTMENTS - 107.7% (Cost $43,156,898)			47,843,929
Liabilities in Excess of Other Assets - (7.7)%		(0.07720)	(3,428,976)
TOTAL NET ASSETS - 100.0%			$ 44,414,953

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $3,091,658.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Jacob Internet Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 44,535,199	$ –	$ –	$ 44,535,199
Warrants	4,885	–	–	4,885
Investments Purchased with Proceeds from Securities Lending	3,303,845	–	–	3,303,845
Total Investments	$ 47,843,929	$ –	$ –	$ 47,843,929

Refer to the Schedule of Investments for further disaggregation of investment categories.